Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Borrowings

Note 9 – Borrowings

Indebtedness and other financial liabilities at December 31, 2025 comprise (i) unsecured shareholder term loans (current) of $8,123,835, (ii) short-term borrowings of $3,765,234, and (iii) no outstanding convertible shareholder loans following conversion to equity prior to the IPO; the 2024 comparative included convertible shareholder loans at fair value of $22,560,124 within non-current liabilities (see Note 17).

Unsecured Shareholder Term Loans

During 2024, the Group consolidated multiple historic shareholder term loans into a restated consolidated facility executed in September 2024. In March 2025, immediately prior to the IPO, a substantial portion of these borrowings—including the October and December 2024 loans and the January 2025 loan—was capitalized and converted into equity as part of the pre-IPO capital structure actions (see Note 17).

The remaining balances presented as current borrowings at December 31, 2025 and December 31, 2024 totaled $8,123,835 and $50,057,013, respectively.

In September 2024, following expiry of the December 2023 restated consolidated loan agreement, the Company executed a new unsecured term loan agreement in September 2024. This new facility consolidated the November 2023, December 2023, January 2024, May 2024, June 2024, July 2024, and August 2024 unsecured term loans, including rolled-up interest.

Key terms:

●	Commencement date: September 1, 2024
●	Interest rate: 15% per annum
●	Up to £10,000,000 ($12.5 million) repayable upon IPO completion
●	Remaining balance due on the earlier of:
○	September 1, 2029, or
○	Within 15 business days following written notice on set dates tied to the IPO anniversary or, if no IPO occurred, rolling monthly dates after 18 months from agreement execution.

In accordance with ASC 470-50, the Company assessed whether the refinancing represented a modification or extinguishment. The present value of future cash flows under the new terms was £30,425,804 ($40,425,804), a 12.85% increase from the carrying value of the original debt. As this exceeded the 10% threshold, the transaction was accounted for as a debt extinguishment.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 9 - Borrowings (continued)

The Company recognized a loss on extinguishment of £Nil ($4,377,051) within Other expenses (Gain/Loss on Debt Extinguishment) during the year ended December 31, 2024. The new debt was initially recognized at fair value and is being amortized over its five-year term, with an effective interest rate of 9.665%.

On January 23, 2025, the Company entered into an unsecured term loan with a shareholder for £1,500,000, bearing 15% interest per annum. This loan was executed on identical terms to the September 2024 restated facility.

This loan was converted to equity immediately prior to the IPO (see Note 17).

The Company entered into two additional unsecured loans with a shareholder during Q4 2025:

●	November 26, 2025: Loan of CHF 2,000,000 at 10% per annum
●	December 17, 2025: Loan of CHF 2,000,000 at 10% per annum

Both loans were provided by C. Byland (shareholder) and remained outstanding as at December 31, 2025.

Short-term borrowings

During 2025, the Company obtained two external bank facilities from Lienhardt & Partner Privatbank Zürich AG, each fully guaranteed by related-party shareholders.

●	September 22, 2025 – £2,000,000 facility, guaranteed by C. Byland (shareholder) and N. Senn (shareholder and director).
●	On October 27, 2025, the Company drew an additional £800,000 under the same facility, with the same related-party guarantees.

The total outstanding balance under this facility at December 31, 2025 was £2,800,000.

Convertible shareholder loans — fair value option (eliminated in 2025)

The Company had previously elected the fair value option for certain convertible shareholder loans, with fair value changes recognized in other expense until conversion. Immediately prior to the March 2025 IPO, all outstanding convertible shareholder loans were converted into ordinary shares, resulting in no outstanding balance at December 31, 2025 (see Note 17). Until conversion, these instruments were measured using observable inputs (Level 2), including market-based discount rates and instrument-specific conversion features.

Roll-forward — Shareholder convertible loans (at fair value)

Prior to conversion, fair value changes on the convertible loans were recorded in “Loss from change in fair-value of convertible shareholder loans” within other expense in the consolidated statements of operations. Following conversion, no convertible loan balances remain outstanding.

Maturities and classification

At December 31, 2025, interest-bearing liabilities consist of current unsecured shareholder term loans of $8,123,835 and short-term borrowings of $3,765,234. There were no non-current borrowings outstanding at year-end following the conversion/capitalization of prior facilities in connection with the IPO.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 9 - Borrowings (continued)

Convertible Shareholder Loans at Fair Value

The changes in fair value appear in the caption “Loss from change in fair-value of convertible shareholder loans” on the consolidated statement of operations. A continuity schedule of the convertible shareholder loans, including changes in fair value, for the years ended December 31, 2025, and 2024 is as follows:

	Shareholder convertible loans, at fair value
	2025	2024

Balance at January 1	$22,560,124	$9,380,301
Changes in fair value	232,041	5,951,087
Conversion to common shares	(23,183,562)	-
Borrowings	-	7,573,800
Foreign exchange impacts	391,397	(345,064)
Balance at reporting period end	$-	$22,560,124

Debt Maturities

The long-term Shareholders loan was converted to equity [see note 17].

The following table summarized the stated debt maturities and scheduled amortization payments, excluding debt premiums and discounts, for each of the five years subsequent to December 31, 2025, and thereafter:

	31 December 2025
	Shareholder loans payable- current and long-term	Short-term borrowings	Shareholder convertible loans at fair value
Remaining 2025	$-	$-	$-
2026	-	3,765,234	-
2027	-	-	-
2028	-	-	-
2029	-	-	-
Thereafter	8,123,835	-	-
	8,123,835	3,765,234	0
Less: debt discount	-	-	-
Total borrowings	$8,123,835	$3,765,234	$0

Reconciliation of liabilities arising from financing activities

The following table provides a reconciliation of the Company’s liabilities arising from financing activities for the year ended December 31, 2025, including both cash and non-cash movements:

	Dec-25
	Shareholder loans	Short-term borrowings	Convertible loans	Total
Balance at January 1, 2025	50,057,013	558,206	22,560,124	73,175,343
Cash flows - Proceeds from borrowings	5,100,708	3,765,234	-	8,865,942
Cash flows - Repayments		(558,206)	-	(558,206)
Non-cash - Conversion to equity	(47,070,333)	-	(22,560,124)	(69,630,457)
Non-cash - Accrued interest	199,605	-	-	199,605
Non-cash - FX and other	(163,158)	-	-	(163,158)
Balance at December 31, 2025	8,123,835	3,765,234	-	11,889,069

The significant non-cash movement during the year primarily relates to the conversion of shareholder and convertible loans into equity in connection with the Company’s initial public offering and capital restructuring.